UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2012 (unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 91.3%
Consumer Discretionary - 8.3%
CarMax *	1,580	$48,332
Kohl's	760	39,672
Omnicom Group	800	41,096
Valassis Communications *	1,480	37,104
		166,204
Consumer Staples - 3.7%
Kroger	2,070	46,119
McCormick	470	28,877
		74,996
Energy - 4.8%
Denbury Resources *	3,310	51,272
Weatherford International *	3,910	45,981
		97,253
Financials # - 26.2%
American Financial Group	1,150	43,194
American Realty Capital Trust - REIT	3,940	46,492
BOK Financial	760	43,753
Fifth Third Bancorp	3,010	45,571
Fulton Financial	4,400	42,812
Mack-Cali Realty - REIT	1,450	38,715
Markel *	100	43,490
Mid-America Apartment Communities - REIT	570	38,760
Peoples United Financial	3,710	44,409
Plum Creek Timber - REIT	1,070	43,795
Reinsurance Group of America	790	46,405
TD Ameritrade	2,750	47,052
		524,448
Health Care - 8.5%
Life Technologies *	1,030	49,141
Patterson Companies	1,150	39,066
PerkinElmer	1,350	36,855
Universal Health Services	1,150	45,942
		171,004
Industrials - 8.9%
Carlisle Companies	610	31,927
Exelis	4,450	44,945
Sauer-Danfoss	1,220	46,519
Towers Watson, Class A	1,000	54,320
		177,711
Information Technology - 11.6%
DST Systems	910	46,301
Lender Processing Services	1,680	47,158
Molex, Class A	2,030	45,046
Synopsys *	1,380	45,581
Zebra Technologies, Class A *	1,280	47,731
		231,817
Materials - 10.2%
Ashland	420	30,925
Greif, Class A	1,070	47,615
International Flavors & Fragrances	750	45,390
Rockwood Holdings	830	39,292
Sigma-Aldrich	570	40,487
		203,709
Telecommunication Services - 1.2%
NII Holdings *	3,840	23,962

Utilities - 7.9%
AGL Resources	990	39,254
Entergy	620	42,210
Great Plains Energy	1,870	39,868
Vectren	1,340	37,801
		159,133
Total Common Stocks
(Cost $1,745,164)		1,830,237

SHORT-TERM INVESTMENT - 8.3%
Invesco Treasury Portfolio, 0.02% ^
(Cost $166,512)	166,512	166,512

Total Investments - 99.6%
(Cost $1,911,676)		1,996,749
Other Assets and Liabilities, Net - 0.4%		8,400
Total Net Assets - 100.0%		$2,005,149

* Non-income producing security.
#
As of August 31, 2012, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^ Variable rate security - The rate shown is the rate in effect at August 31, 2012.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,830,237	$-	$-	$1,830,237
Short-Term Investment	166,512	$-	$-	166,512
Total Investments	$1,996,749	$-	$-	$1,996,749

Transfers between levels are recognized at the beginning of the reporting period. During the period ended August 31, 2012, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Reinhart Mid Cap Private
Market Value Fund

Cost of investments	$ 1,911,676

Gross unrealized appreciation	110,145
Gross unrealized depreciation	(25,072)
Net unrealized appreciation	$ 85,073

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  October 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  October 10, 2012

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  October 10, 2012